THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

March 2, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
1933 Act File No. 033-12911
1940 Act File No. 811-05075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Thrivent Mutual Funds (the “Registrant”) certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in the registration statement that was filed electronically on February 27, 2009.

Please contact me at (612) 844-5704 if you have any questions. Thank you.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan

Assistant Secretary